Financial Instruments - Derivatives financial risks (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	€ 22,285	€ 16,049
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	9,205	7,331
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	14,762	12,434
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	€ 1,683	€ 3,716